[MHM final]
Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2016

Accounting Period:	During the 22nd Period (From November 1,
2015 to April 30, 2016)

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Trust:	Executive Vice President, Principal Executive
Officer, and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
of Registrant Agent:	6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law
Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual
Report is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT PORTFORIO OF THE FUND

(1) Diversification of Investment Portfolio

I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio (unaudited)

			(As of May 31,
			2016)

	Name of Country where		Investment
Type of Assets	securities are issued	Total U.S. Dollars	Ratio (%)

Foreign Government and	Japan	25,632,899	9.52
Agency Bonds and Notes	Italy	8,951,834	3.33
	Germany	8,851,889	3.29
	France	8,007,240	2.98
	Greece	7,760,799	2.88
	United Kingdom	6,010,035	2.23
	Spain	4,939,414	1.84
	South Africa	2,482,511	0.92
	Canada	2,374,886	0.88
	Netherlands	2,180,676	0.81
	Belgium	1,929,871	0.72
	Mexico	1,816,011	0.67
	Argentina	1,691,046	0.63
	Poland	1,661,008	0.62
	Sweden	909,265	0.34
	Ireland	907,004	0.34
	Brazil	811,358	0.30
	Switzerland	687,415	0.26
	Denmark	656,101	0.24
	Russia	627,000	0.23
	Hungary	520,525	0.19
	Indonesia	481,171	0.18
	Norway	238,619	0.09
	Croatia	207,300	0.08
	Panama	203,500	0.08
	Sri Lanka	191,630	0.07
	Ukraine	24,777	0.01
	Sub-Total	90,755,784	33.72

U.S. Government and Agency
Mortgage Obligations	United States	87,961,993	32.69

Corporate Bonds and Notes	United States	48,379,489	17.98
	Supra-Nation	4,687,789	1.74
	United Kingdom	4,264,183	1.58
	Mexico	4,257,280	1.58
	France	2,681,511	1.00
	Netherlands	2,610,457	0.97
	Russia	2,334,443	0.87
	Brazil	2,027,075	0.75
	Jersey	1,428,763	0.53
	Italy	1,425,272	0.53
	Canada	995,693	0.37

	Spain	799,496	0.30
	Venezuela	581,656	0.22
	Germany	548,483	0.20
	Japan	486,348	0.18
	Switzerland	482,465	0.18
	Ireland	407,961	0.15
	Bermuda	242,928	0.09
	Indonesia	199,071	0.07
	Norway	187,769	0.07
	Luxembourg	86,760	0.03
	Sub-Total	79,114,892	29.40

Mortgage-Backed Securities	United States	58,467,178	21.73
	Bermuda	360,839	0.13
	Sub-Total	58,828,017	21.86

Municipal Bonds and Notes	United States	433,503	0.16

Purchased Swap Options Outstanding	United States	205,182	0.08
	United Kingdom	57,248	0.02

	Sub-Total	262,430	0.10

Purchased Options Outstanding	United States	184,454	0.07

Short-Term Investments	United States	43,795,036	16.27

Cash, Deposits and Other Assets (After deduction of liabilities)		-92,216,605	-34.27

Total (Net Asset Value)		269,119,504	100.00%
		(29,856 million yen)

Note:

Investment ratio is calculated by dividing eash asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

As of May 31, 2016, 42.26%, 5.98 % and 51.76 % of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively.

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter. As of May 31, 2016, 42.26%, 5.98% and 51.76% of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 110.94 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2016. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the actual aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2016 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2015 End of June	9,657	1,071	11.96	1,327

July	9,663	1,072	11.98	1,329

August	9,614	1,067	11.91	1,321

September	9,476	1,051	11.79	1,308

October	9,406	1,044	11.81	1,310

November	9,070	1,006	11.72	1,300

December	8,885	986	11.67	1,295

2016 End of January	8,740	970	11.48	1,274

February	8,615	956	11.38	1,262

March	8,841	981	11.74	1,302

April	8,910	988	11.97	1,328

May	8,767	973	11.78	1,307

(b) Record of Distributions Paid (Class M Shares)

Period	Dividend paid per Share

June 1, 2015 - May 31, 2016	USD 0.357 (JPY )

Records of distribution paid and Net Asset Value per share from June 2015 to May 2016 are as follows:

		Net Asset Value Per Share
Ex-dividend Date	Dividend (dollar)	(dollar)

June 24, 2015	0.029	12.02
July 24, 2015	0.030	12.00
August 24, 2015	0.030	11.96
September 24, 2015	0.029	11.86
October 26, 2015	0.030	11.82
Novemver 23, 2015	0.030	11.72
December 23, 2015	0.029	11.67
January 25, 2016	0.030	11.49
February 23, 2016	0.030	11.42
March 23, 2016	0.030	11.65
April 25, 2016	0.030	11.80
May 23, 2016	0.030	11.78

(c) Record of Return Rate (Class M Shares)

Period	Return Rate (*)

June 1, 2015 - May 31, 2016	0.19%

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2015 and Ending NAV means net asset value per share on May 31, 2016.

II. RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2016 and number of outstanding shares of the Fund as of the end of May 2016 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	18,222	92,251	744,163
(In Japan)	(0)	(71,600)	(562,500)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses represent those sold, repurchased and outstanding in Japan.

III. THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity of the Investment Management Company (as of the end of May, 2016) (unaudited): $28,087,912*

2. Record of Amount of Member’s equity (for the latest 5 years) (unaudited):

Year	Member’s Equity
End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038*
End of 2014	$33,925,237*
End of 2015	$32,258,387*

* Consists of all components of equity and Parent Company relationship.

(2) Description of Business and Outline of Operation (unaudited):

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2016 Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of over $72.7 billion):

		(as of the end of May 2016)

Country where Funds are			Net Asset Value
established or managed	Principal Characteristics	Number of Funds	(million dollars)

U.S.A.	Closed End Bond	6	$2,223.79
	Open End Balanced	11	$7,064.75
	Open End Bond	37	$22,530.50
	Open End Equity	63	$40,908.94
	Totals	117	$72,727.98

(3) Miscellaneous
Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of the Audited Annual Accounts of the Investment Management Company will be attached.]

Name of the document filed:	Amendment to the Securities Registration
Statement

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2016

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Trust:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
of Registrant Agent	6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,247 million U.S. dollars (approximately
Foreign Investment Fund Securities	¥ 138.3 billion)
to be Publicly Offered or Sold:

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note : The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 110.94 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2016.

I. Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2016 due to the fact that the Semi-annual Report was filed on July 29, 2016.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II - 1. Amendments due to filing the Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION ON THE
FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(C) Structure of the Fund:
(4) Outline of the Investment	IV. OUTLINE OF THE
MANAGEMENT COMPANY
Management Company
e. Amount of Capital Stock:	(1) Amount of Capital Stock	Novation

5. STATUS OF INVESTMENT FUND	I. STATUS OF INVESTMENT FUND

(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation
(D) Record of Sales and Repurchases	II. RECORD OF SALES AND	Addition
REPURCHASES
III. FINANCIAL CONDITIONS OF THE	III. OUTLINE OF THE FINANCIAL	Addition
STATUS OF THE FUND
FUND

PART III. SPECIAL INFORMATION
I. OUTLINE OF THE MANAGEMENT	IV. OUTLINE OF THE
COMPANY	MANAGEMENT COMPANY
(A) Outline of Investment Management
Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and Outline	(2) Description of Business and	Novation
of Operation	Outline of Operation

3 Financial Conditions of the Investment	V. OUTLINE OF THE	Novation
Management Company	FINANCIAL STATUS OF THE
MANAGEMENT COMPANY

5 Miscellaneous	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(e) Litigation and Other Significant	(3) Miscellaneous	Novation
Events

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

5. STATUS OF INVESTMENT FUND

(B) Investment Assets

Updated [Please refer to the attached EXCE, PGIT financials_Semi 2016_#final (Top 30).] .